TRADE AND OTHER RECEIVABLES (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Current [Abstract]
Receivables from U.S. Government	[1]	$ 695,833	$ 1,655,435
Receivables from other third-parties		281,453	646,575
Total trade and other receivables		$ 977,286	2,302,010
Funding awarded under the Defense Production Act			$ 12,700,000

[1]	During fiscal 2024, the U.S. Department of Defense (U.S. DoD) contracted to award the Group US$12.7 million in funding under the Defense Production Act (DPA) Title III authorities to address U.S. titanium supply chain vulnerabilities. This funding is being applied towards the Group’s Titanium Production Facility. Title to all assets purchased by the Group with funds from the U.S. government vest with the U.S. government during the term of the technology investment agreement. The government can elect to, but is not obliged to, transfer such title to all (or some) of the assets to the Company at the end of the agreement, which is scheduled to terminate on January 30, 2027, if the Group’s performance is satisfactory.